Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
4.	Investment Securities

Investment securities are summarized as follows:

	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	value
December 31, 2012
Available for sale
U.S. Treasury	$71,098,759	$1,078,755	$4,174	$72,173,340
State and municipal	400,126	4,155	844	403,437
Equity	1,566,913	532,832	393,595	1,706,150
	$73,065,798	$1,615,742	$398,613	$74,282,927
Held to maturity
U.S. Treasury	$51,979,332	$126,149	$661	$52,104,820
U.S. Government agency	9,000,000	3,600	1,800	9,001,800
State and municipal	4,812,950	12,049	344	4,824,655
	$65,792,282	$141,798	$2,805	$65,931,275

December 31, 2011
Available for sale
U.S. Treasury	$46,013,913	$1,149,257	$4,231	$47,158,939
State and municipal	289,515	2,890	-	292,405
Equity	1,602,843	557,360	514,672	1,645,531
	$47,906,271	$1,709,507	$518,903	$49,096,875
Held to maturity
U.S. Treasury	$44,993,821	$246,352	$5,402	$45,234,771
U.S. Government agency	9,500,004	1,556	16,310	9,485,250
State and municipal	6,130,414	18,079	2,211	6,146,282
	$60,624,239	$265,987	$23,923	$60,866,303

December 31, 2010
Available for sale
U.S. Treasury	$56,150,205	$966,157	$16,871	$57,099,491
State and municipal	365,772	4,031	3,709	366,094
Equity	1,691,841	1,008,745	364,251	2,336,335
	$58,207,818	$1,978,933	$384,831	$59,801,920
Held to maturity
U.S. Treasury	$19,487,287	$178,407	$5,147	$19,660,547
U.S. Government agency	7,002,448	13,646	6,850	7,009,244
State and municipal	5,813,837	11,979	3,788	5,822,028
	$32,303,572	$204,032	$15,785	$32,491,819

The table below shows the gross unrealized losses and fair value of securities that are in an unrealized loss position as of December 31, 2012, aggregated by length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses

U. S. Treasury	$12,977,100	$4,835	$-	$-	$12,977,100	$4,835
U. S. Government Agency	998,200	1,800	-	-	998,200	1,800
State and municipal	1,243,020	1,187	-	-	1,243,020	1,187
Equity	12,428	7,168	726,565	386,428	738,993	393,596
	$15,230,748	$14,990	$726,565	$386,428	$15,957,313	$401,418

The debt securities for which an unrealized loss is recorded are issues of the U.S. Treasury, Federal Home Loan Bank (a U. S. government agency), and highly rated general revenue obligations of states and municipalities. The Company has the ability and the intent to hold these securities until they are called or mature at face value.  Fluctuations in fair value reflect market conditions and are not indicative of an other-than-temporary impairment of the investment.
Equity securities for which an unrealized loss is recorded are issues of community banks or bank holding companies located in the same general geographic area as the Company.  Management believes that these fluctuations in fair value reflect market conditions and are not indicative of an other-than-temporary impairment of the investment as of December 31, 2012.  Management continues to monitor the financial condition of the issuers.
During 2011, the Company recorded expense of $188,994 related to the other than temporary impairment (OTTI) of value of two equity holdings.  In the 2nd quarter of 2012, one of the two equity investments ceased business operations and as a result the remaining carrying value of $4,026 was recorded as a loss.  The total other-than-temporary-impairment related to the failed investment was $110,994 which was recorded in its entirety in 2011.  In the 3rd quarter of 2012, the Company recorded expense of $31,904 related to the other-than-temporary-impairment of value of an equity holding unrelated to the two equity holdings noted above.
The amortized cost and estimated fair value of debt securities, by contractual maturity and the amount of pledged securities, follow.  Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012		December 31, 2011		December 31, 2010
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	cost	value	cost	value	cost	value
Available for sale
Within one year	$41,027,015	$41,048,970	$32,099,999	$32,167,588	$35,163,533	$35,292,775
After one year through five years	28,474,650	28,519,007	12,206,498	12,288,356	19,355,802	19,481,248
After ten years	1,997,220	3,008,800	1,996,931	2,995,400	1,996,642	2,691,562
	$71,498,885	$72,576,777	$46,303,428	$47,451,344	$56,515,977	$57,465,585

Held to maturity
Within one year	$30,318,940	$30,346,374	$27,304,678	$27,382,951	$8,758,541	$8,789,063
After one year through five years	35,473,342	35,584,901	33,319,561	33,483,352	23,545,031	23,702,756
	$65,792,282	$65,931,275	$60,624,239	$60,866,303	$32,303,572	$32,491,819

Pledged securities	$24,796,570	$24,894,038	$22,739,753	$22,905,072	$26,567,879	$27,558,868

Investments are pledged to secure deposits of state and local governments.  Pledged securities also serve as collateral for repurchase agreements entered into with our customers.